Share capital and additional paid-in capital (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2017	Jun. 30, 2010
Disclosure of classes of share capital [line items]
Common stock, shares authorized		1,000,000,000
Common stock, par value		$ 0.00005
Common stock, shares issued		20,000
Ordinary shares [Member] | March 1, 2018 [Member]
Disclosure of classes of share capital [line items]
Common stock, shares authorized	2,000,000,000
Common stock, par value	$ 0.00005
Common stock, shares issued	1,000,000,000
Common stock, value	$ 50
Additional number of shares	0